UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

Name of Fund: BBH TRUST
BBH Core Select
BBH International Equity Fund
BBH Real Return Fund
BBH Broad Market Fund

(Exact name of Registrant as specified in charter)
140 Broadway,
New York, NY  10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400, Wilmington,
DE, 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2008 (unaudited)

Shares			Value
	COMMON STOCKS (92.6%)
	CONSUMER DISCRETIONARY (14.3%)
122,550	Bed, Bath & Beyond, Inc. [1]		$3,410,566
387,625	Comcast Corp. (Class A)		7,992,828
219,586	Liberty Global, Inc. (Series C) [1]		6,016,656
340,750	Liberty Media Corp. - Interactive A [1]		4,780,723
82,575	Time Warner, Inc.		1,182,474
88,925	Viacom, Inc. (Class B) [1]		2,483,675
	Total Consumer Discretionary		25,866,922

	CONSUMER STAPLES (23.7%)
96,030	Cadbury Schweppes, Plc. ADR		4,548,941
64,900	Coca-Cola Co.		3,342,350
78,104	Costco Wholesale Corp.		4,895,559
72,035	Dr. Pepper Snapple Group, Inc. [1]		1,488,963
202,875	Nestle SA ADR		8,920,312
51,425	PepsiCo, Inc.		3,422,848
165,025	Walgreen Co.		5,666,959
183,604	Wal-Mart Stores, Inc.		10,762,866
	Total Consumer Staples		43,048,798

	ENERGY (5.6%)
62,500	Occidental Petroleum Corp.		4,926,875
111,825	XTO Energy, Inc.		5,281,495
	Total Energy		10,208,370

	FINANCIALS (14.2%)
53,725	AFLAC, Inc.		2,987,647
102	Berkshire Hathaway, Inc. (Class A) [1]		11,673,900
104,550	Chubb Corp.		5,022,582
298,300	Progressive Corp.		6,040,575
	Total Financials		25,724,704

	HEALTH CARE (4.3%)
132,475	Novartis AG ADR		7,862,391
	Total Health Care		7,862,391

	INDUSTRIALS (8.4%)
58,950	W.W. Grainger, Inc.		5,276,615
277,200	Waste Management, Inc.		9,851,688
	Total Industrials		15,128,303

	INFORMATION TECHNOLOGY (19.8%)
90,325	Automatic Data Processing, Inc.		3,857,781
323,365	Dell, Inc. [1]		7,945,078
182,625	eBay, Inc. [1]		4,596,671
254,150	Intuit, Inc. [1]		6,945,920
208,613	Microsoft Corp.		5,365,526
262,999	Western Union Co.		7,269,292
	Total Information Technology		35,980,268

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

Shares			Value
	MATERIALS (2.3%)
63,950	Vulcan Materials Co.		$4,104,951
	Total Materials		4,104,951
	TOTAL COMMON STOCKS (Identified cost $159,420,299)		167,924,707
Principal
Amount
	SHORT-TERM INVESTMENT (5.9%)
$10,750,000	U.S. Treasury Bill 1.649% 09/18/08		10,726,522
	TOTAL SHORT-TERM INVESTMENT (Identified cost $10,726,415)		10,726,522

TOTAL INVESTMENTS (Identified cost $170,146,714) [2]		98.5%	$178,651,229
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		1.5	2,798,856
NET ASSETS		100.0%	$181,450,085

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $170,146,714, the aggregate gross unrealized
	appreciation is $15,557,668, and the aggregate gross unrealized depreciation is $7,053,153, resulting in
	net unrealized appreciation of $8,504,515.

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/08.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2008 (unaudited)

	Shares				Value
		COMMON STOCKS (99.2%)
		AUSTRALIA (7.2%)
		CONSUMER STAPLES
	1,489,485	Foster's Group, Ltd.			$6,896,685
	120,726	Wesfarmers, Ltd.			3,869,541
					10,766,226
		ENERGY
	188,226	Woodside Petroleum, Ltd.			9,411,770
		FINANCE
	480,000	Lend Lease Corp., Ltd.			4,511,940
	292,037	National Australia Bank, Ltd.			6,645,579
					11,157,519
		MATERIALS
	587,491	Amcor, Ltd.			2,891,079
		TELECOMMUNICATION SERVICES
	2,589,444	Telstra Corp.			10,879,294
		Total Australia			45,105,888

		BELGIUM (0.7%)
		FINANCE
	305,017	Fortis			4,288,458
	112,376	Fortis [1]			1,752
		Total Belgium			4,290,210

		FINLAND (0.5%)
		MATERIALS
	210,045	UPM-Kymmene Oyj			3,318,675
		Total Finland			3,318,675

		FRANCE (9.2%)
		CONSUMER DISCRETIONARY
	72,749	Renault SA			6,046,998
		CONSUMER STAPLES
	101,846	Carrefour SA			5,177,715
	45,000	L'Oreal SA			4,717,236
					9,894,951
		DIVERSIFIED OPERATIONS
	61,000	LVMH Moet Hennessy Louis Vuitton SA			6,727,599
		ENERGY
	141,783	Total SA			10,864,132
		FINANCE
	66,569	Societe Generale			6,194,305
		HEALTH CARE
	110,000	Essilor International SA			5,433,565
		INDUSTRIALS
	66,764	Compagnie de Saint-Gobain			4,147,749
		TELECOMMUNICATION SERVICES
	226,378	France Telecom SA			7,183,627
		Total France			56,492,926

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Shares				Value
		COMMON STOCKS (continued)
		GERMANY (5.0%)
		CONSUMER DISCRETIONARY
	97,000	Adidas AG			$5,953,214
		INFORMATION TECHNOLOGY
	128,000	SAP AG			7,404,496
		TELECOMMUNICATION SERVICES
	360,224	Deutsche Telekom AG			6,258,426
		UTILITIES
	91,977	RWE AG			11,025,141
		Total Germany			30,641,277

		HONG KONG (6.6%)
		DIVERSIFIED OPERATIONS
	670,000	Hutchison Whampoa, Ltd.			6,288,455
		ENERGY
	5,460,000	CNOOC, Ltd.			8,046,943
		FINANCE
	988,500	Wharf Holdings, Ltd.			4,376,588
		TELECOMMUNICATION SERVICES
	480,000	China Mobile, Ltd.			6,420,144
		UTILITIES
	810,000	CLP Holdings, Ltd.			6,644,329
	2,700,000	Hong Kong & China Gas Co.			5,960,581
	642,500	Hong Kong Electric Holdings			3,716,198
					16,321,108
		Total Hong Kong			41,453,238

		ITALY (2.2%)
		FINANCE
	1,505,928	Intesa Sanpaolo SpA			8,481,077
	839,174	UniCredito Italiano SpA			4,997,798
		Total Italy			13,478,875

		JAPAN (31.2%)
		CONSUMER DISCRETIONARY
	194,000	Denso Corp.			5,021,307
	185,000	Honda Motor Co., Ltd.			5,902,523
	172,000	Sekisui House, Ltd.			1,597,376
	121,800	Toyota Motor Corp.			5,222,812
					17,744,018
		CONSUMER STAPLES
	272,000	Hoya Corp.			5,537,532
	169,000	Ito En, Ltd.			2,500,195
	341,000	Kao Corp.			8,820,930
	211,400	Seven & I Holdings Co., Ltd.			6,448,187
	43,000	Shimamura Co., Ltd.			2,596,430
					25,903,274
		FINANCE
	273,000	Aeon Mall Co., Ltd.			8,112,403
	135,000	Daito Trust Construction Co., Ltd.			6,146,238
	301,000	Mitsubishi Estate Co., Ltd.			7,196,994
	550,000	Mitsubishi UFJ Financial Group, Inc.			4,836,149
	349,600	Tokio Marine Holdings, Inc.			13,020,137
					39,311,921

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)
					Value
	Shares
		COMMON STOCKS (continued)
		JAPAN (continued)
		HEALTH CARE			$12,773,156
	296,000	Astellas Pharma, Inc.			3,802,887
	240,000	Chugai Pharmaceutical Co., Ltd.			6,051,401
	170,000	Eisai Co., Ltd.			17,508,989
	330,300	Takeda Pharmaceutical Co., Ltd.			40,136,433

		INDUSTRIALS			3,529,142
	173,000	Advantest Corp.			5,923,041
	140,000	Daikin Industries, Ltd.			5,645,287
	72,000	Fanuc, Ltd.			3,365,017
	35,600	Hirose Electric Co., Ltd.			6,566,180
	30,450	Keyence Corp.			2,669,926
	65,000	Murata Manufacturing Co., Ltd.			6,283,633
	137,000	Secom Co., Ltd.			3,801,577
	804	West Japan Railway Co.			37,783,803

		INFORMATION TECHNOLOGY			16,238,511
	356,100	Canon, Inc.
		MATERIALS			5,888,911
	206,300	Nitto Denko Corp.			7,455,458
	122,000	Shin-Etsu Chemical Co., Ltd.			13,344,369

		TELECOMMUNICATION SERVICES			3,871,745
	677	KDDI Corp.			194,334,074
		Total Japan

		NETHERLANDS (2.9%)
		CONSUMER DISCRETIONARY			5,441,403
	329,882	Reed Elsevier NV
		CONSUMER STAPLES			5,711,903
	134,000	Heineken Holding NV
		FINANCE			7,133,317
	218,336	ING Groep NV			18,286,623
		Total Netherlands

		NEW ZEALAND (0.4%)
		TELECOMMUNICATION SERVICES			2,634,490
	951,924	Telecom Corp. of New Zealand, Ltd.			2,634,490
		Total New Zealand

		SINGAPORE (2.4%)
		FINANCE			6,283,253
	450,000	DBS Group Holdings, Ltd.			3,611,361
	588,200	Oversea-Chinese Banking Corp., Ltd.			9,894,614

		INDUSTRIALS			2,834,057
	90,000	Jardine Matheson Holdings, Ltd.
		TELECOMMUNICATION SERVICES			1,670,246
	640,000	Singapore Telecommunications Ltd.			14,398,917
		Total Singapore

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Shares				Value
		COMMON STOCKS (continued)
		SOUTH AFRICA (0.5%)
		ENERGY
	61,481	Sasol, Ltd.			$3,274,745
		Total South Africa			3,274,745

		SPAIN (5.1%)
		CONSUMER DISCRETIONARY
	125,000	Inditex SA			6,004,248
		FINANCE
	435,557	Banco Santander Central Hispano SA			8,399,832
		TELECOMMUNICATION SERVICES
	395,026	Telefonica SA			10,285,055
		UTILITIES
	499,184	Iberdrola SA			6,774,492
		Total Spain			31,463,627

		SWEDEN (1.4%)
		CONSUMER DISCRETIONARY
	82,000	Hennes & Mauritz AB (B shares)			4,388,853
		TELECOMMUNICATION SERVICES
	439,800	Telefonaktiebolaget LM Ericsson (B shares)			4,605,368
		Total Sweden			8,994,221

		SWITZERLAND (6.2%)
		CONSUMER STAPLES
	171,000	Nestle SA			7,484,535
		HEALTH CARE
	133,500	Nobel Biocare Holding AG			4,100,970
	346,603	Novartis AG			20,518,478
					24,619,448
		INDUSTRIALS
	4,300	SGS SA			6,035,173
		Total Switzerland			38,139,156

		TAIWAN (1.0%)
		ELECTRONICS
	355,554	Taiwan Semiconductor Manufacturing Co., Ltd. ADR			3,377,760
		TELECOMMUNICATION SERVICES
	120,555	Chunghwa Telecom Co., Ltd. ADR			3,036,780
		Total Taiwan			6,414,540

		UNITED KINGDOM (16.7%)
		CONSUMER DISCRETIONARY
	514,499	Compass Group, Plc.			3,700,701
	518,905	GKN, Plc.			2,175,997
	1,200,000	Kingfisher, Plc.			2,786,155
					8,662,853

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Shares				Value
		COMMON STOCKS (continued)
		UNITED KINGDOM (continued)
		CONSUMER STAPLES
	116,000	Reckitt Benckiser Plc.			$6,332,941
	770,000	Tesco, Plc.			5,464,695
	339,402	Unilever, Plc.			9,284,195
	1,250,000	WM Morrison Supermarkets, Plc.			6,365,190
					27,447,021
		ENERGY
	531,429	BG Group, Plc.			11,993,187
	704,699	BP, Plc.			7,229,538
	209,860	Royal Dutch Shell, Plc.			7,488,721
					26,711,446
		FINANCE
	285,167	Aviva, Plc.			2,826,183
	712,593	HBOS, Plc.			4,085,260
	799,687	Lloyds TSB Group, Plc.			4,663,002
	1,210,663	Royal Bank of Scotland Group, Plc.			5,060,224
					16,634,669
		HEALTH CARE
	754,369	GlaxoSmithKline, Plc.			17,541,993
		UTILITIES
	1,100,000	Centrica, Plc.			6,819,618
		Total United Kingdom			103,817,600

		TOTAL COMMON STOCKS (Identified cost $548,670,800)			616,539,082

	Principal
	Amount
		SHORT-TERM INVESTMENT (1.6%)
	$9,600,000	Royal Bank of Canada Time Deposit 2.000%, 08/01/08			9,600,000
		TOTAL SHORT-TERM INVESTMENT (Identified cost $9,600,000)			9,600,000

TOTAL INVESTMENTS (Identified cost $558,270,800) [2]			100.8%		$626,139,082
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.8)		(4,833,788)
NET ASSETS			100.0%		$621,305,294

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $558,270,800, the aggregate gross unrealized
	appreciation is $144,781,084, and the aggregate gross unrealized depreciation is $76,912,802, resulting in
	net unrealized appreciation of $67,868,282.

ADR - American Depositary Receipt.

A summary of obligations under open forward foreign currency exchange contracts outstanding at
July 31, 2008 is as follows:

			Notional	Market	Unrealized
	Description		Value	Value	Appreciation
	Sell Contracts
	Euro settling 10/31/08		(8,092,500)	(12,555,719)	$112,281
	GBP British Pound settling 10/31/08		(4,041,000)	(7,947,278)	37,738
					$150,019

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/08.

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS
July 31, 2008 (unaudited)

	Principal
	Amount			Value

		U.S. TREASURY NOTES AND BONDS (97.8%)
	$16,047,785	1.625% , 01/15/15 [1]		$16,301,036
	1,291,553	1.875% , 07/15/13 [1]		1,339,583
	13,765,703	1.875% , 07/15/15 [1]		14,191,586
	13,211,179	2.000% , 04/15/12 [1]		13,701,432
	13,365,474	2.000% , 01/15/14 [1]		13,901,136
	22,985	2.000% , 07/15/14 [1]		23,950
	2,237,514	2.000% , 01/15/16 [1]		2,312,855
	5,310,002	2.000% , 01/15/26 [1]		5,201,725
	17,876,739	2.375% , 01/15/25 [1]		18,608,577
	10,146,008	2.375% , 01/15/27 [1]		10,481,303
	5,068,460	2.500% , 07/15/16 [1]		5,436,319
	2,613,100	2.625% , 07/15/17 [1]		2,833,580
	13,542,222	3.375% , 01/15/12 [1]		14,678,496
	122,046	3.375% , 04/15/32 [1]		150,641
	62,235	3.500% , 01/15/11 [1]		68,542
	4,038,965	3.875% , 04/15/29 [1]		5,163,566
		Total U.S. Treasury Notes and Bonds		124,394,327
		(Identified cost $120,237,024)

		ASSET BACKED SECURITIES (2.3%)
	2,900,000	Advanta Business Card Master
		Trust 2005-C1 2.968%, 08/22/11 [2]		2,661,974
	1,098,864	Greenpoint Mortgage Funding
		Trust 2006-HE1 2.626%, 03/12/37 [2]		251,566
		Total Asset Backed Securities		2,913,540
		(Identified cost $3,998,864)

TOTAL INVESTMENTS (Identified cost $124,235,888) [3]			100.1%	$127,307,867
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.1)	(69,943)
NET ASSETS			100.0%	$127,237,924

[1]	Inflation Protected Security.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date).
	The yield shown represents the July 31, 2008 coupon or interest rate.
[3]	The aggregate cost for federal income tax purposes is $124,235,888, the aggregate gross unrealized appreciation
	is $4,472,953, and the aggregate gross unrealized depreciation is $1,400,974, resulting in net unrealized
	appreciation of $3,071,979.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/08.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		ASSET BACKED SECURITIES (9.0%)
	$2,380,000	Advanta Business Card Master Trust 2005-C1[1]	08/22/11	2.968%	$2,184,654
	750,000	Advanta Business Card Master Trust 2007-D1A1,2	01/22/13	3.858	353,475
	400,000	American Express Credit Account Master Trust 2006-2	01/15/14	5.350	407,516
	2,875,000	Banc of America Securities Auto Trust 2006-G1	12/20/10	5.170	2,929,242
	970,000	Capital One Auto Finance Trust 2005-BSS	12/15/10	4.480	972,805
	379,204	Capital One Auto Finance Trust 2006-A	11/15/10	5.330	377,911
	1,030,000	Capital One Multi-Asset Execution Trust	08/15/13	4.790	934,601
	465,000	Chase Issuance Trust 2007-A3	04/15/19	5.230	448,939
	3,245,000	Chase Issuance Trust 2008-A11	07/15/15	5.400	3,273,900
	747,036	CIT Equipment Collateral 2005-EF1[1]	09/20/10	2.498	746,276
	1,390,000	Citibank Credit Card Issuance Trust 2006-A4	05/10/13	5.450	1,418,300
	119,751	Countrywide Asset-Backed Certificates 2004-S1[1]	03/25/20	3.872	115,387
	29,236	Countrywide Asset-Backed Certificates 2004-13[1]	02/25/31	3.989	29,076
	137,143	Countrywide Home Equity Loan Trust 2004-O1	02/15/34	2.738	100,809
	315,079	Credit-Based Asset Servicing and
		Securitization LLC 2003-CB3[1]	12/25/32	2.879	258,826
	549,432	Greenpoint Mortgage Funding Trust 2006-HE1[1]	03/12/37	2.626	125,783
	130,448	GS Auto Loan Trust 2005-1	05/17/10	4.450	130,925
	90,000	Honda Auto Receivables Owner Trust 2006-1	07/18/11	5.080	91,488
	686,843	Household Automotive Trust 2006-1	06/17/11	5.430	687,672
	979,683	Hyundai Auto Receivables Trust 2004-A	08/15/11	3.460	979,928
	1,560,000	Nissan Auto Receivables Owner Trust 2006-B	11/15/11	5.220	1,591,352
	42,779	Residential Asset Securities Corp. 2006-EMX4[1]	06/25/36	2.501	42,682
	1,118,383	SLM Student Loan Trust 2005-9[1]	01/25/19	2.850	1,116,607
	1,862,171	UPFC Auto Receivables Trust 2006-A	05/15/12	5.490	1,821,020
	4,255,666	USAA Auto Owner Trust 2005-1	11/15/11	4.130	4,271,083
	350,000	Wachovia Auto Owner Trust 2005-B	11/20/12	4.930	355,166
		Total Asset Backed Securities
		(Identified cost $26,813,456)			25,765,423

		COLLATERALIZED MORTGAGE
		BACKED SECURITIES (0.8%)
	1,500,000	Bear Stearns Commercial Mortgage
		Securities 2006-PW11[1]	03/11/39	5.575	1,492,602
	688,093	Morgan Stanley Capital I 2006-HQ8	03/12/44	5.124	688,282
		Total Collateralized Mortgage Backed Securities
		(Identified cost $2,196,354)			2,180,884

		CORPORATE BONDS (32.8%)
		AGRICULTURE (0.3%)
	330,000	Philip Morris International, Inc.	05/16/38	6.375	315,790
	600,000	Reynolds American, Inc.	07/15/15	7.300	611,950
					927,740

		AUTO MANUFACTURERS (0.4%)
	1,000,000	DaimlerChrysler NA Holding Corp.	06/15/10	4.875	1,001,500
	100,000	DaimlerChrysler NA Holding Corp.	11/15/13	6.500	100,707
					1,102,207

		BANKING (1.8%)
	1,400,000	Bank of New York Mellon Corp.	11/01/12	4.950	1,388,937
	75,000	PNC Funding Corp.	02/01/17	5.625	68,169
	670,000	Popular North America, Inc.	10/01/08	3.875	669,243
	1,500,000	U.S. Bank NA	08/01/11	6.375	1,566,307
	280,000	Wachovia Corp.	10/15/16	5.625	231,251
	1,155,000	Wells Fargo Bank NA	05/16/16	5.750	1,121,815
					5,045,722

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		CORPORATE BONDS (continued)
		BEVERAGES (1.6%)
	$825,000	Coca-Cola Co.	11/15/17	5.350%	$829,123
	1,695,000	Diageo Finance BV	04/01/13	5.500	1,716,120
	1,470,000	Molson Coors Capital Finance ULC	09/22/10	4.850	1,474,341
	185,000	PepsiAmericas, Inc.	05/31/11	5.625	188,477
	500,000	PepsiCo, Inc.	06/01/18	5.000	490,962
					4,699,023

		COMMERCIAL SERVICES (0.4%)
	1,085,000	Western Union Co.	11/17/11	5.400	1,084,545

		COSMETICS / PERSONAL CARE (0.6%)
	495,000	Estee Lauder Cos., Inc.	05/15/17	5.550	478,938
	1,275,000	Procter & Gamble Co.	03/05/37	5.550	1,215,334
					1,694,272

		DIVERSIFIED FINANCIAL SERVICES (8.9%)
	330,000	American Express Co.	09/12/16	5.500	305,213
	965,000	Associates Corp. of North America	11/01/08	6.250	970,863
	1,245,000	AXA Financial, Inc.	08/01/10	7.750	1,305,431
	185,000	ConocoPhillips Canada Funding Co. I	10/15/16	5.625	187,955
	1,425,000	Credit Suisse USA, Inc.	08/16/16	5.850	1,398,800
	1,525,000	FIA Card Services NA	06/15/12	6.625	1,586,139
	1,400,000	General Electric Capital Corp.	09/15/17	5.625	1,362,981
	2,540,000	Goldman Sachs Group, Inc.	01/15/12	6.600	2,632,268
	2,850,000	HSBC Finance Corp.	11/27/12	6.375	2,901,089
	2,725,000	International Lease Finance Corp.	09/01/10	4.875	2,516,153
	1,370,000	JP Morgan Chase & Co.	05/01/15	5.250	1,326,503
	2,775,000	Merrill Lynch & Co., Inc.	07/25/11	5.770	2,755,486
	2,220,000	Morgan Stanley	04/01/14	4.750	1,980,826
	2,640,000	Textron Financial Corp.	02/03/11	5.125	2,636,439
	365,000	Travelers Cos., Inc.	06/15/12	5.375	368,050
	1,290,000	Unilever Capital Corp.	11/01/10	7.125	1,381,411
					25,615,607

		FOOD (1.7%)
	780,000	ConAgra Foods, Inc.	09/15/11	6.750	806,975
	310,000	Hershey Co.	09/01/11	5.300	317,396
	700,000	Kellogg Co.	04/01/31	7.450	781,780
	695,000	Kraft Foods, Inc.	08/11/17	6.500	698,278
	1,470,000	Safeway, Inc.	11/01/08	4.125	1,470,939
	800,000	Tesco, Plc.[2]	11/15/37	6.150	724,318
					4,799,686

		FOREST PRODUCTS & PAPER (0.1%)
	148,000	International Paper Co.	10/30/12	5.850	140,178

		HEALTHCARE PRODUCTS (0.4%)
	1,075,000	Amgen, Inc.	06/01/17	5.850	1,076,363

		HEALTHCARE SERVICES (0.5%)
	405,000	UnitedHealth Group, Inc.	06/15/17	6.000	384,173
	1,100,000	WellPoint, Inc.	06/15/17	5.875	1,051,284
					1,435,457

		HOUSEHOLD PRODUCTS/WARES (0.6%)
	60,000	Clorox Co.	10/15/12	5.450	60,218
	675,000	Fortune Brands, Inc.	01/15/11	5.125	672,874
	905,000	Kimberly-Clark Corp.	08/01/17	6.125	929,833
					1,662,925

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		CORPORATE BONDS (continued)
		INDUSTRIALS (1.2%)
	$290,000	Emerson Electric Co.	12/01/16	5.125%	$286,598
	485,000	Honeywell International, Inc.	03/15/16	5.400	494,212
	900,000	Lockheed Martin Corp.	05/01/36	7.200	981,587
	330,000	Parker-Hannifin Corp.	05/15/38	6.250	329,519
	1,500,000	United Technologies Corp.	07/15/38	6.125	1,472,373
					3,564,289

		INFORMATION TECHNOLOGY (0.2%)
	630,000	International Business Machines Corp.	09/14/17	5.700	639,342

		INSURANCE (1.2%)
	75,000	American International Group, Inc.	10/18/16	5.600	68,179
	565,000	Commerce Group, Inc.	12/09/13	5.950	557,054
	810,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	714,605
	555,000	Hartford Financial Services Group, Inc.	10/15/16	5.500	527,771
	1,385,000	MetLife, Inc.	12/01/11	6.125	1,447,475
					3,315,084

		MATERIALS (0.6%)
	985,000	Dow Chemical Co.	10/01/12	6.000	1,007,756
	755,000	E.I. Du Pont de Nemours & Co.	07/15/13	5.000	755,989
					1,763,745

		MEDIA (1.0%)
	1,410,000	Comcast Corp.	03/15/11	5.500	1,410,485
	985,000	COX Communications, Inc.	10/01/12	7.125	1,029,895
	390,000	Time Warner Cable, Inc.	05/01/17	5.850	371,732
					2,812,112

		OIL & GAS (2.2%)
	35,000	Apache Corp.	04/15/13	5.250	35,491
	500,000	Canadian Natural Resources, Ltd.	01/15/32	7.200	518,108
	825,000	EnCana Corp.	02/01/38	6.500	793,052
	1,440,000	Halliburton Co.	10/15/10	5.500	1,487,392
	1,005,000	Marathon Oil Corp.	10/01/17	6.000	992,396
	1,013,000	Pemex Project Funding Master Trust	02/01/09	7.875	1,036,931
	725,000	Petronas Capital, Ltd.[2]	05/22/12	7.000	780,661
	635,000	Transocean, Inc.	04/15/18	7.375	691,462
					6,335,493

		PHARMACEUTICALS (2.1%)
	325,000	Bristol-Myers Squibb Co.	05/01/38	6.125	311,477
	2,735,000	Eli Lilly & Co.	03/15/17	5.200	2,738,859
	825,000	Glaxosmithkline Capital, Inc.	05/15/18	5.650	824,916
	850,000	Schering-Plough Corp.	09/15/17	6.000	839,337
	1,285,000	WYETH	03/15/11	6.950	1,357,574
					6,072,163

		REAL ESTATE (0.2%)
	610,000	Brookfield Asset Management, Inc.	06/15/12	7.125	617,117

		RETAIL (1.0%)
	1,020,000	CVS Caremark Corp.	08/15/16	6.125	1,022,215
	360,000	Lowe's Cos, Inc.	10/15/16	5.400	351,414
	800,000	Target Corp.	01/15/38	7.000	821,232
	820,000	Wal-Mart Stores, Inc.	04/15/38	6.200	801,421
					2,996,282

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		CORPORATE BONDS (continued)
		SAVINGS & LOANS (0.4%)
	$1,225,000	Washington Mutual, Inc.	01/15/09	4.000%	$1,038,188

		SEMICONDUCTORS (0.2%)
	600,000	National Semiconductor Corp.	06/15/12	6.150	607,339

		TELECOMMUNICATIONS (3.2%)
	635,000	AT&T, Inc.	09/15/09	4.125	636,929
	1,660,000	AT&T, Inc.	03/15/11	6.250	1,717,361
	480,000	AT&T, Inc.	09/15/14	5.100	470,582
	1,485,000	Deutsche Telekom International Finance BV	06/15/10	8.500	1,567,934
	435,000	France Telecom S.A.	03/01/11	7.750	463,267
	675,000	KT Corp.[2]	07/15/15	4.875	627,971
	1,300,000	New Cingular Wireless Services, Inc.	03/01/11	7.875	1,385,121
	580,000	Telecom Italia Capital S.A.	01/15/10	4.000	571,288
	1,180,000	Verizon California, Inc.	01/15/09	5.500	1,188,603
	585,000	Verizon Communications, Inc.	04/01/17	5.500	561,196
					9,190,252

		TRANSPORTATION (0.6%)
	635,000	MISC Capital Ltd.[2]	07/01/09	5.000	639,330
	800,000	Norfolk Southern Corp.	05/15/17	7.700	884,056
	270,000	Union Pacific Corp.	01/15/12	6.125	278,946
					1,802,332

		UTILITIES (1.4%)
	520,000	Dominion Resources, Inc.	12/15/10	4.750	519,512
	525,000	Duke Energy Carolinas LLC	04/15/38	6.050	510,430
	650,000	EDP Finance BV2	11/02/12	5.375	649,991
	165,000	Florida Power & Light Co.	11/01/17	5.550	167,594
	665,000	MidAmerican Energy Co.	07/15/12	5.650	680,923
	850,000	Pacific Gas & Electric Co.	02/15/38	6.350	838,159
	735,000	Sempra Energy	02/01/13	6.000	753,160
					4,119,769

		Total Corporate Bonds
		(Identified cost $95,287,412)			94,157,232

		FOREIGN GOVERNMENT BOND (0.2%)
	570,000	United Mexican States	01/16/13	6.375	599,925
		Total Foreign Government Bond
		(Identified cost $572,356)			599,925

		MUNICIPAL BOND (0.5%)
	1,485,000	Mississippi Development Bank Special Obligation	07/01/12	5.240	1,497,949
		Total Municipal Bond
		(Identified cost $1,489,519)			1,497,949

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS (49.9%)
	3,000,000	Federal Home Loan Bank	05/20/11	2.625	2,929,296
	10,000,000	Federal Home Loan Mortgage Corp.	05/21/09	5.250	10,188,570
	4,600,000	Federal Home Loan Mortgage Corp.	03/15/11	5.625	4,846,169
	20,995	Federal Home Loan Mortgage Corp.	08/15/13	4.000	21,002
	66,940	Federal Home Loan Mortgage Corp.	08/15/13	4.500	67,069
	175,000	Federal Home Loan Mortgage Corp.	05/15/28	5.500	178,952
	180,000	Federal Home Loan Mortgage Corp.	01/15/29	5.500	183,815
	1,550,000	Federal Home Loan Mortgage Corp.	07/15/32	6.250	1,773,752

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS (continued)
	$105,000	Federal Home Loan Mortgage Corp.	10/15/34	5.500%	$103,970
	6,750,000	Federal National Mortgage Assoc.	09/15/12	4.375	6,871,027
	44,771	Federal National Mortgage Assoc.	04/01/17	6.500	46,555
	1,700,000	Federal National Mortgage Assoc.	06/12/17	5.375	1,794,850
	3,110,428	Federal National Mortgage Assoc.	02/01/20	5.000	3,072,459
	3,468,263	Federal National Mortgage Assoc.	02/01/20	5.000	3,425,925
	137,590	Federal National Mortgage Assoc.	03/01/20	4.500	133,091
	7,059,592	Federal National Mortgage Assoc.	06/01/20	5.000	6,973,415
	115,480	Federal National Mortgage Assoc.	10/25/21	6.000	119,015
	3,700,000	Federal National Mortgage Assoc. (TBA 15YR)	08/01/23	5.000	3,632,937
	5,885	Federal National Mortgage Assoc.	12/01/28	7.500	6,349
	3,748	Federal National Mortgage Assoc.	04/01/29	7.500	4,043
	4,401	Federal National Mortgage Assoc.	04/01/29	7.500	4,748
	1,500,000	Federal National Mortgage Assoc.	11/15/30	6.625	1,782,213
	13,563	Federal National Mortgage Assoc.	12/01/30	7.500	14,621
	268,022	Federal National Mortgage Assoc.	01/25/31	6.000	268,433
	270,000	Federal National Mortgage Assoc.	03/25/31	5.500	273,021
	192,070	Federal National Mortgage Assoc.	07/01/32	7.000	201,790
	268,586	Federal National Mortgage Assoc.	11/01/32	6.500	277,763
	104,187	Federal National Mortgage Assoc.	10/01/33	6.000	105,225
	33,287	Federal National Mortgage Assoc.	11/25/33	5.500	33,309
	121,155	Federal National Mortgage Assoc.	03/01/34	4.500	111,788
	225,905	Federal National Mortgage Assoc.	07/01/34	6.500	232,988
	245,699	Federal National Mortgage Assoc.	09/01/34	6.500	253,403
	790,332	Federal National Mortgage Assoc.	06/01/35	5.500	775,999
	11,897	Federal National Mortgage Assoc.	11/01/35	6.500	12,244
	231,776	Federal National Mortgage Assoc.	11/01/35	6.500	238,536
	242,871	Federal National Mortgage Assoc.	11/01/35	6.500	249,955
	196,002	Federal National Mortgage Assoc.	12/01/35	6.500	201,719
	247,411	Federal National Mortgage Assoc.	01/01/36	6.500	254,395
	17,070	Federal National Mortgage Assoc.	02/01/36	6.500	17,552
	198,895	Federal National Mortgage Assoc.	02/01/36	6.500	204,697
	238,068	Federal National Mortgage Assoc.	02/01/36	6.500	244,789
	263,529	Federal National Mortgage Assoc.	02/01/36	6.500	271,216
	204,791	Federal National Mortgage Assoc.	03/01/36	6.500	210,572
	289,356	Federal National Mortgage Assoc.	03/01/36	6.500	297,524
	212,058	Federal National Mortgage Assoc.	04/01/36	6.500	218,044
	301,777	Federal National Mortgage Assoc.	04/01/36	6.500	310,296
	253,728	Federal National Mortgage Assoc.	05/01/36	6.500	260,890
	875,376	Federal National Mortgage Assoc.	05/01/36	6.500	900,087
	205,297	Federal National Mortgage Assoc.	06/01/36	6.500	211,093
	216,788	Federal National Mortgage Assoc.	06/01/36	6.500	222,908
	233,907	Federal National Mortgage Assoc.	06/01/36	6.500	240,509
	242,844	Federal National Mortgage Assoc.	06/01/36	6.500	249,699
	252,589	Federal National Mortgage Assoc.	06/01/36	6.500	259,720
	316,402	Federal National Mortgage Assoc.	06/01/36	6.500	325,334
	553,311	Federal National Mortgage Assoc.[1]	07/01/36	5.744	561,078
	207,371	Federal National Mortgage Assoc.	08/01/36	6.500	213,225
	396,653	Federal National Mortgage Assoc.	08/01/36	6.500	407,850
	432,608	Federal National Mortgage Assoc.	08/01/36	6.500	444,820
	1,009,967	Federal National Mortgage Assoc.[1]	09/01/36	5.800	1,028,362
	138,235	Federal National Mortgage Assoc.	09/01/36	6.500	142,138
	238,156	Federal National Mortgage Assoc.	09/01/36	6.500	244,879
	382,924	Federal National Mortgage Assoc.	09/01/36	6.500	393,734
	398,729	Federal National Mortgage Assoc.	10/01/36	6.500	409,985
	375,319	Federal National Mortgage Assoc.	10/01/36	6.500	385,914
	199,621	Federal National Mortgage Assoc.	10/01/36	6.500	205,256
	411,683	Federal National Mortgage Assoc.	11/01/36	6.500	423,304
	413,136	Federal National Mortgage Assoc.	11/01/36	6.500	424,798

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS (continued)
	$440,050	Federal National Mortgage Assoc.	11/01/36	6.500%	$452,472
	453,924	Federal National Mortgage Assoc.	11/01/36	6.500	466,738
	4,013,990	Federal National Mortgage Assoc.	12/01/36	6.000	4,038,324
	217,989	Federal National Mortgage Assoc.	12/01/36	6.500	224,143
	403,587	Federal National Mortgage Assoc.	12/01/36	6.500	414,980
	448,305	Federal National Mortgage Assoc.	12/01/36	6.500	460,960
	1,363,891	Federal National Mortgage Assoc.[1]	01/01/37	5.495	1,380,868
	403,093	Federal National Mortgage Assoc.	01/01/37	6.500	414,472
	364,255	Federal National Mortgage Assoc.	03/01/37	6.500	374,460
	14,160,283	Federal National Mortgage Assoc.	06/01/37	5.500	13,871,708
	9,673,647	Federal National Mortgage Assoc.	07/01/37	6.000	9,728,726
	8,415,946	Federal National Mortgage Assoc.	07/01/37	6.500	8,651,733
	8,890,115	Federal National Mortgage Assoc.	08/01/37	6.000	8,940,734
	2,400,000	Federal National Mortgage Assoc. (TBA 30 YR)	08/01/38	6.500	2,463,749
	19,085,000	Federal National Mortgage Assoc. (TBA 30YR)	08/01/38	5.000	18,118,822
	81,045	Federal National Mortgage Assoc.	02/25/44	5.950	82,291
	492,499	FHLMC Gold Pool	05/01/19	4.000	461,468
	1,616,825	FHLMC Gold Pool	05/01/19	4.000	1,514,952
	915,672	FHLMC Gold Pool	12/01/19	4.000	857,978
	2,694,871	FHLMC Gold Pool	02/01/20	4.000	2,525,073
	482,063	FHLMC Gold Pool	04/01/20	4.000	449,580
	69,095	FHLMC Gold Pool	01/01/22	4.000	64,330
	1,371,735	FHLMC Gold Pool	10/01/34	5.500	1,350,309
	161,429	FHLMC Gold Pool	11/01/35	5.000	153,864
	93,614	FHLMC Gold Pool	12/01/35	5.000	89,226
	126,847	FHLMC Gold Pool	12/01/35	5.000	120,903
	1,526,084	FHLMC Non Gold Guaranteed[1]	04/01/36	5.409	1,539,692
	335,617	FHLMC Non Gold Guaranteed[1]	12/01/36	5.420	339,453
	694,504	FHLMC Non Gold Guaranteed[1]	01/01/37	5.494	703,245
	1,193,351	FHLMC Non Gold Guaranteed[1]	02/01/37	5.439	1,206,728
	58,074	General National Mortgage Assoc.[1]	08/20/29	5.625	58,723
		Total U.S. Government Agency Obligations
		(Identified cost $143,059,316)			142,915,388

		U.S. TREASURY NOTES AND BONDS (13.0%)
	1,200,000	U.S. Treasury Bonds	02/15/23	7.125	1,530,281
	485,000	U.S. Treasury Bonds	08/15/23	6.250	574,649
	210,000	U.S. Treasury Bonds	02/15/26	6.000	244,666
	2,860,000	U.S. Treasury Bonds	02/15/31	5.375	3,142,648
	1,305,000	U.S. Treasury Bonds	02/15/36	4.500	1,279,818
	1,000,000	U.S. Treasury Bonds	02/15/37	4.750	1,020,938
	2,065,000	U.S. Treasury Notes	03/31/11	4.750	2,169,541
	5,000,000	U.S. Treasury Notes	11/30/12	3.375	5,047,655
	6,200,000	U.S. Treasury Notes	05/15/13	3.625	6,306,076
	300,000	U.S. Treasury Notes	08/15/16	4.875	322,523
	14,225,000	U.S. Treasury Notes	08/15/17	4.750	15,095,172
	730,000	U.S. Treasury Inflation Indexed Bonds	11/15/17	8.493	490,354
		Total U.S. Treasury Notes and Bonds
		(Identified cost $37,180,464)			37,224,321

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		COMMERCIAL PAPER (1.1%)
	$3,200,000	Pepsi Bottling Group, Inc.	08/01/08	2.150%	$3,200,000
		Total Commercial Paper
		(Identified cost $3,200,000)			3,200,000

TOTAL INVESTMENTS (Identified cost $309,798,877)[3]				107.3%	$307,541,122
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS				(7.3)	(20,845,463)
NET ASSETS				100.0%	$286,695,659

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown
	represents the July 31, 2008 coupon or interest rate.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions
	exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at July 31, 2008
	was $3,775,746, or 1.3% of net assets.
[3]	The aggregate cost for federal income tax purposes is $309,798,877, the aggregate gross unrealized appreciation is $1,880,822,
	and the aggregate gross unrealized depreciation is $4,138,577, resulting in net unrealized depreciation of $2,257,755.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/08.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)
SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Core Select, BBH International Equity Fund, and BBH Real Return Fund, and BBH Broad Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

    a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    b.) designed such internal control over financial reporting, or caused such  internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a.  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b.  any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 9/26/2008

/s/ John A. Gehret
=======================
John A. Gehret
President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Core Select, BBH International Equity Fund, BBH Real Return Fund, and Broad Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a.  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b.  any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 9/26/2008

/s/ Charles H. Schreiber
==========================
Charles H. Schreiber
Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

By (Signature and Title)*

/s/ John A. Gehret
---------------------------
John A. Gehret
President
(Principal Executive Officer)

Date: 9/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Charles H. Schreiber
-------------------------
Charles H. Schreiber
Treasurer
(Principal Financial Officer)

Date: 9/26/2008

* Print name and title of each signing officer under his or her signature.